Capitalization - Repurchase of Common Stock - Additional Information (Detail) - USD ($) $ / shares in Units, shares in Thousands	1 Months Ended		6 Months Ended		12 Months Ended
	Sep. 30, 2015	Sep. 30, 2014	Jun. 30, 2017	Jun. 30, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Class of Stock [Line Items]
Compensation expense related to excess of the selling price per share			$ 4,230,000	$ 1,428,000	$ 3,284,000	$ 1,482,000	$ 10,677,000
Payments for repurchase of common stock				$ 250,000	$ 256,000	$ 34,756,000	$ 240,000
Common Stock [Member]
Class of Stock [Line Items]
Common stock issued by employees, value		$ 40,000,000
Tender offer to repurchase outstanding shares of common stock, value	$ 35,000,000
Tender offer to repurchase outstanding shares of common stock, price per value	$ 11,887,000
Common stock tendered to repurchase, per share price	2,900				17	2,962	39
Payments for repurchase of common stock	$ 35,000,000
Series B Redeemable Convertible Preferred Stock [Member]
Class of Stock [Line Items]
Common stock repurchased, per share price		$ 5.32
Compensation expense related to excess of the selling price per share		$ 10,300,000					$ 10,300,000